Cash and cash equivalents - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Interest expense on bank loans and overdrafts	€ 4
Restricted bank account from exercise of warrants	€ 0	€ 0	€ 0